Income Taxes - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax expense	$ 179	$ 167	$ 138
Deferred income tax expense (income)	(35)	(122)	19
Effective consolidated income tax expense rate	$ 144	$ 45	$ 157